Provisions	3 Months Ended
Mar. 31, 2023
Provisions [abstract]
Provisions	Provisions As at March 31, 2023 a provision of £1,248,000 exists in respect of the Group’s obligation to restore alterations made on leased space within three of the Group’s leasehold properties. The required work is expected to be completed between 2024 and 2031.